SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Selling and marketing expenses and Others (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Selling and marketing expenses
Advertising expenses	¥ 30,447	¥ 30,221	¥ 62,749
Government grants
Government grants	¥ 358	¥ 2,166	¥ 3,282
Value added taxes
Minimum percentage value added tax	0.00%
Maximum percentage value added tax	17.00%